Leases - Maturities of Expected Lease Revenues (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 60
2021	55
2022	42
2023	30
2024	15
Thereafter	3
Total future lease maturities	$ 205